Transactions with Related Parties, Executive Bonus (Details) - Evangelos J. Pistiolis [Member] - USD ($) $ in Thousands			12 Months Ended
	Oct. 09, 2024	Dec. 10, 2023	Dec. 31, 2024	Dec. 31, 2023
Transactions with Related Parties [Abstract]
Due to related parties			$ 2,000	$ 5,000
General and Administrative Expenses [Member]
Transactions with Related Parties [Abstract]
Bonus	$ 4,000	$ 5,000	$ 2,000